Supplement to the

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

Effective May 1, 2008, Justin Bennett is no longer a portfolio manager of Paper and Forest Products. All references to Mr. Bennett in the "Management Contracts" section beginning on page 51 are no longer applicable.

Maurice FitzMaurice has replaced Andrew Hatem as the portfolio manager of Defense and Aerospace. Jonathan Kasen has replaced Vincent Montemaggiore as the portfolio manager of Industrial Equipment. Brian Wilhelm has replaced Stephen Hermsdorf as the portfolio manager of Insurance. All references to Andrew Hatem, Vincent Montemaggiore, and Stephen Hermsdorf have been removed from the "Management Contracts" section.

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Mr. FitzMaurice as of May 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,300	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Defense and Aerospace ($1,180 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2008
Maurice FitzMaurice	Defense and Aerospace	none

The following table provides information relating to other accounts managed by Mr. Kasen as of May 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 182	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment ($182 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2008
Jonathan Kasen	Industrial Equipment	none

The following table provides information relating to other accounts managed by Mr. Wilhelm as of May 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 127	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Insurance ($127 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2008
Brian Wilhelm	Insurance	$10,001 - $50,000

SELB-08-03 June 30, 2008
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